Exceptional items (Tables)	9 Months Ended
Sep. 30, 2022
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
	€m	€m	€m	€m
Business Transformation program (1)	11.9	3.7	26.1	7.1
Findus Switzerland integration costs (2)	2.5	1.3	7.5	3.7
Fortenova Acquisition integration costs (3)	2.0	0.6	5.5	0.6
Release of indemnification assets (4)	—	—	7.0	5.0
Brexit (5)	—	0.4	—	4.7
Information Technology Transformation program (6)	0.9	—	3.8	—
Settlement of legacy matters (7)	—	—	(27.9)	(1.8)
Factory optimization (8)	1.0	0.5	2.6	2.3
Distribution network integration (9)	0.6	—	0.6	—
Total exceptional items	18.9	6.5	25.2	21.6